Net loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share	The following table presents the computation of basic and diluted Net loss per share for the years ended December 31, 2022, 2021, and 2020 when applying the exchange ratio:

	For the year ended December 31,
	2022	2021	2020
	Class A and B Common Shares
Net loss attributable to common shareholders	(465,789)	(1,007,454)	(484,858)
Weighted-average number of common shares outstanding:
Basic and diluted	2,027,328	1,911,580	1,681,417
Net loss per share (in ones):
Basic and diluted	(0.23)	(0.53)	(0.29)

The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020
Earn-out Shares	158,177,609	—	—
Class C-1 Shares	15,999,965	—	—
Class C-2 Shares	9,000,000	—	—
PSUs	858,821	—	—
RSUs	458,620	—	—
Marketing consulting services agreement	125,000	—	—
Convertible Notes	—	4,306,466	—

Total antidilutive shares	184,620,015	4,306,466	—